Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITY - 0.4%
American Express Credit Account Master Trust
Series 2022-3, Class A,
3.75%, 08/15/2027	$ 300,000	$ 291,368

Total Asset-Backed Security (Cost $292,371)		291,368

CORPORATE DEBT SECURITIES - 5.9%
Banks - 2.0%
BAC Capital Trust XIV
3-Month LIBOR + 0.40%, 5.95% (A), 08/21/2023 (B)	394,000	315,200
Banco Santander Chile
3.18%, 10/26/2031 (C)	263,000	225,979
Bank of America Corp.
4.18%, 11/25/2027	100,000	95,256
Citigroup, Inc.
Fixed until 11/03/2031, 2.52% (A), 11/03/2032	170,000	136,719
Goldman Sachs Group, Inc.
Fixed until 07/21/2031, 2.38% (A), 07/21/2032	250,000	199,616
HSBC Holdings PLC
Fixed until 11/03/2032, 8.11% (A), 11/03/2033	200,000	221,521
Intesa Sanpaolo SpA
Fixed until 06/01/2041, 4.95% (A), 06/01/2042 (C)	215,000	143,680
Morgan Stanley
Fixed until 09/16/2031, 2.48% (A), 09/16/2036	55,000	42,010
NatWest Group PLC
Fixed until 08/28/2030, 3.03% (A), 11/28/2035	200,000	156,718

		1,536,699

Chemicals - 0.3%
Albemarle Corp.
5.65%, 06/01/2052	200,000	187,592

Commercial Services & Supplies - 0.1%
Triton Container International Ltd.
3.15%, 06/15/2031 (C)	136,000	104,699

Food Products - 0.2%
Smithfield Foods, Inc.
5.20%, 04/01/2029 (C)	200,000	185,020

Hotels, Restaurants & Leisure - 0.3%
Warnermedia Holdings, Inc.
5.14%, 03/15/2052	247,000	200,481

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 0.8%
Enstar Group Ltd.
3.10%, 09/01/2031	$ 197,000	$ 153,289
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 7.45% (A), 02/12/2067 (C)	487,000	416,488

		569,777

Metals & Mining - 0.7%
Glencore Funding LLC
2.63%, 09/23/2031 (C)	152,000	121,907
2.85%, 04/27/2031 (C) (D)	200,000	164,461
South32 Treasury Ltd.
4.35%, 04/14/2032 (C)	311,000	272,035

		558,403

Oil, Gas & Consumable Fuels - 1.4%
Apache Corp.
4.25%, 01/15/2030	140,000	126,942
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (A), 07/15/2077	397,000	358,668
Energy Transfer LP
3-Month LIBOR + 4.03%, 9.35% (A), 08/21/2023 (B)	375,000	339,375
Enterprise Products Operating LLC
3.70%, 01/31/2051	152,000	114,956
Fixed until 08/16/2027, 5.25% (A), 08/16/2077	132,000	117,165

		1,057,106

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
6.20%, 06/15/2030 (C)	49,000	49,445

Total Corporate Debt Securities (Cost $5,175,575)		4,449,222

FOREIGN GOVERNMENT OBLIGATIONS - 12.3%
Australia - 2.3%
Australia Government Bonds
2.50%, 09/20/2030 (E)	AUD 775,000	770,736
Series 27CI,
0.75%, 11/21/2027 (E)	1,200,000	942,785

		1,713,521

Canada - 1.4%
Canada Government Real Return Bonds
4.25%, 12/01/2026	CAD 1,340,558	1,085,431

France - 1.0%
French Republic Government Bonds OAT
3.15%, 07/25/2032 (E)	EUR 530,408	721,788

Germany - 1.8%
Deutsche Bundesrepublik Inflation-Linked Bonds
0.10%, 04/15/2026 (E)	1,235,270	1,338,456

Japan - 2.3%
Japan Government CPI-Linked Bonds
0.10%, 03/10/2026 - 03/10/2028	JPY 234,797,000	1,731,665

Transamerica Funds	Page 1

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico - 0.4%
Mexico Government International Bonds
4.28%, 08/14/2041	$ 351,000	$ 289,665

New Zealand - 1.6%
New Zealand Government Inflation-Linked Bonds
2.00%, 09/20/2025 (E)	NZD 1,500,000	1,184,090

United Kingdom - 1.5%
U.K. Inflation-Linked Gilt
0.13%, 03/22/2024 - 03/22/2044 (E)	GBP 959,638	1,138,075

Total Foreign Government Obligations (Cost $9,652,356)		9,202,691

U.S. GOVERNMENT OBLIGATIONS - 81.0%
U.S. Treasury Inflation-Protected Securities - 81.0%
U.S. Treasury Inflation-Protected Indexed Bonds
0.13%, 02/15/2051	$ 846,836	543,695
0.25%, 02/15/2050	1,182,840	797,424
0.63%, 02/15/2043	1,117,682	893,949
0.75%, 02/15/2042 - 02/15/2045	2,922,717	2,405,960
1.00%, 02/15/2046 - 02/15/2048	4,591,830	3,849,790
1.38%, 02/15/2044	1,109,120	1,018,538
1.50%, 02/15/2053	613,824	577,492
2.00%, 01/15/2026	3,271,204	3,224,777
2.13%, 02/15/2040 - 02/15/2041	3,332,082	3,507,318
2.38%, 01/15/2025 - 01/15/2027	4,751,300	4,738,508
2.50%, 01/15/2029	1,232,135	1,271,939
3.38%, 04/15/2032	619,169	700,586
3.63%, 04/15/2028	893,090	958,929
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2024 - 01/15/2032	13,513,112	12,506,892
0.25%, 01/15/2025	1,925,880	1,846,011
0.38%, 07/15/2025 - 07/15/2027	7,794,719	7,376,260
0.50%, 04/15/2024 - 01/15/2028	4,998,986	4,776,596
0.63%, 01/15/2024 - 01/15/2026	5,468,627	5,266,979
0.75%, 07/15/2028	1,211,480	1,151,557
0.88%, 01/15/2029	722,610	686,381
1.13%, 01/15/2033	1,327,170	1,265,724
1.25%, 04/15/2028	912,465	884,824
1.63%, 10/15/2027	513,290	506,538

Total U.S. Government Obligations (Cost $66,224,000)		60,756,667

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.2%
Money Market Fund - 0.2%
State Street Institutional U.S. Government Money Market Fund, 5.19% (F)	143,052	143,052

Total Short-Term Investment Company (Cost $143,052)		143,052

Total Investments (Cost $81,487,354)		74,843,000
Net Other Assets (Liabilities) - 0.2%		157,506

Net Assets - 100.0%		$ 75,000,506

Transamerica Funds	Page 2

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	09/07/2023	USD	1,565,282	AUD	2,340,000	$—	$(8,675)
JPMS	09/07/2023	USD	808,538	CAD	1,100,000	—	(26,084)
JPMS	09/07/2023	USD	1,824,212	EUR	1,650,000	6,509	—
JPMS	09/07/2023	USD	1,684,841	GBP	1,350,000	—	(47,996)
JPMS	09/07/2023	USD	1,813,080	JPY	243,000,000	94,299	—
JPMS	09/07/2023	USD	1,330,215	NZD	2,150,000	—	(5,230)
JPMS	09/07/2023	GBP	639,000	USD	804,608	15,601	—
JPMS	09/07/2023	NZD	600,000	USD	376,488	—	(3,805)
JPMS	09/07/2023	EUR	100,000	USD	109,764	399	—

Total						$116,808	$(91,790)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Security	$—	$291,368	$—	$291,368
Corporate Debt Securities	—	4,449,222	—	4,449,222
Foreign Government Obligations	—	9,202,691	—	9,202,691
U.S. Government Obligations	—	60,756,667	—	60,756,667
Short-Term Investment Company	143,052	—	—	143,052

Total Investments	$143,052	$74,699,948	$—	$74,843,000

Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$116,808	$—	$116,808

Total Other Financial Instruments	$—	$116,808	$—	$116,808

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$(91,790)	$—	$(91,790)

Total Other Financial Instruments	$—	$(91,790)	$—	$(91,790)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the total value of 144A securities is $1,683,714, representing 2.2% of the Fund’s net assets.
(D)	All or a portion of the security is on loan. The value of the security on loan is $164,275, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $167,805. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2023, the total value of Regulation S securities is $6,095,930, representing 8.1% of the Fund’s net assets.
(F)	Rate disclosed reflects the yield at July 31, 2023.
(G)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Funds	Page 3

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC
PORTFOLIO ABBREVIATIONS:
CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate

Transamerica Funds	Page 4

Transamerica Inflation-Protected Securities

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Inflation-Protected Securities (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Funds	Page 5

Transamerica Inflation-Protected Securities

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

SUBSEQUENT EVENT

The Board has approved the reorganization of Transamerica Inflation-Protected Securities into Transamerica Inflation Opportunities. If all closing conditions are satisfied, it is expected that the reorganization would occur in the fourth quarter of 2023.

Transamerica Funds	Page 6